Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	233,524,848.90	20,110
Yield Supplement Overcollateralization Amount 09/30/24	2,513,697.03	0
Receivables Balance 09/30/24	236,038,545.93	20,110
Principal Payments	13,169,623.72	371
Defaulted Receivables	313,997.84	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	2,268,368.06	0
Pool Balance at 10/31/24	220,286,556.31	19,722

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.50%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	5,220,064.93	301
Past Due 61-90 days	1,763,808.24	103
Past Due 91-120 days	267,448.75	15
Past Due 121+ days	0.00	0
Total	7,251,321.92	419

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.91%
Delinquency Trigger Occurred	NO

Recoveries	297,210.31
Aggregate Net Losses/(Gains) - October 2024	16,787.53
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.09%
Prior Net Losses/(Gains) Ratio	-0.10%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses Ratio/(Gains)	0.32%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.10%
Weighted Average Contract Rate, Yield Adjusted	5.19%
Weighted Average Remaining Term	27.44

Flow of Funds	$ Amount

Collections	14,259,536.36
Investment Earnings on Cash Accounts	21,021.81
Servicing Fee	(196,698.79)
Transfer to Collection Account	-
Available Funds	14,083,859.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	80,884.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	7,389,144.53
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	724,616.53

Total Distributions of Available Funds	14,083,859.38

Servicing Fee	196,698.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	227,675,700.84
Principal Paid	13,238,292.59
Note Balance @ 11/15/24	214,437,408.25

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-3
Note Balance @ 10/15/24	74,805,700.84
Principal Paid	13,238,292.59
Note Balance @ 11/15/24	61,567,408.25
Note Factor @ 11/15/24	15.9911193%

Class A-4
Note Balance @ 10/15/24	100,230,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	100,230,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	35,090,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	35,090,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	17,550,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	17,550,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	120,950.26
Total Principal Paid	13,238,292.59
Total Paid	13,359,242.85

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	27,428.76
Principal Paid	13,238,292.59
Total Paid to A-3 Holders	13,265,721.35

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1036518
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3449362
Total Distribution Amount	11.4485880

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0712417
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.3842825
Total A-3 Distribution Amount	34.4555242

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	558.16
Noteholders' Principal Distributable Amount	441.84

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	2,924,574.03
Investment Earnings	11,837.59
Investment Earnings Paid	(11,837.59)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,762,074.93	$1,670,409.41	$1,760,025.64
Number of Extensions	229	96	103
Ratio of extensions to Beginning of Period Receivables Balance	1.59%	0.67%	0.67%